                                                       Deutsche Asset Management



                                  Mutual Fund
                                     Annual Report
                                             October 31, 2000


Global Fixed Income

International Fixed Income

Each formerly a Morgan Grenfell Fund



                                                      A Member of the

                                                      Deutsche Bank Group [LOGO]

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Table of Contents

       Letter to Shareholders..............................   3

       Global and International Fixed Income
         Schedules of Investments..........................   8
         Statements of Assets and Liabilities..............  11
         Statements of Operations..........................  12
         Statements of Changes in Net Assets...............  13
         Financial Highlights..............................  14
         Notes to Financial Statements.....................  16
         Report of Independent Accountants.................  22
         Tax Information...................................  22

                              __________________

                  The Fund is not insured by the FDIC and is
                  not a deposit, obligation of or guaranteed
                  byDeutsche Bank. The Fund is subject to
                  investment risks, including possible loss
                  of principal amount invested.
                              __________________

________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Letter to Shareholders

We are pleased to present you with this annual report for Global Fixed Income and International Fixed Income.

In the pages that follow, you will find a discussion of the Funds' investment performance by the portfolio management teams. The analyses highlight key factors influencing recent performance of the Funds and are followed by detailed financial statements for the twelve-month period ended October 31, 2000.

Our continuing goal is to provide you with high-quality investment management services across a broad range of specialized mutual funds. We thank you for investing in our family of mutual funds. We appreciate your continued support and confidence.

Sincerely,



/s/ Annette Fraser           /s/ Ian Clarke


Annette Fraser and Ian Clarke
Portfolio Managers of
Global Fixed Income and
International Fixed Income

--------------------------------------------------------------------------------

International Fixed Income
 . Global Fixed Income
 . International Fixed Income

Market Review

Overall, global bonds benefited from reduced government issuance in the US and Europe, which in turn prompted comparatively stronger performance at the long-term end of the US and European yield curves. The Japanese bond market was supported by domestic investors, despite a deteriorating fiscal position. Still, this was a challenging period for the global bond markets.

The robust pace of US economic expansion was a factor the global bond markets contended with for much of the annual period. Economic growth was broad based, with both manufacturing and a buoyant consumer contributing. Another factor impacting the global bond markets was rising oil prices and thus the heightened potential for rising inflation. From below $24/barrel at the beginning of the period, the price of oil reached a peak of just under $35/barrel in mid-September.

In an attempt to quell rising inflation and unsustainably strong economic growth, the US Federal Reserve Board raised interest rates by 1.25% through four hikes during the fiscal year. Despite the momentum within the global economy, the rise in the price of oil and the tightening labor market, the core rate of inflation remained firmly under control. As the US economic growth rate moderated, the bond markets responded favorably to evidence of further gains in the productive capacity of its economy.

In the dollar bloc, the Canadian market maintained a negative yield spread for almost the whole year, as the inflation differential between Canada and the US remained supportive. More recently, the strong US Treasury market caused Canada to underperform, moving the market back to a current positive yield spread of 0.05%. Australia struggled to perform well. This market was faced with continued fears of ever-tighter monetary policy in response to a steady rise and broadening of price pressures.

The euro market also benefited from an improving fiscal outlook. The receipts generated by the auction of third generation telecommunications licenses particularly boosted the fiscal outlook in Europe. The fundamental outlook was also largely supportive. The rise in the price of oil and weakness of the euro impacted only the headline rate of inflation, which peaked at 2.8%. In spite of economic growth levels picking up in several European nations, the core rate of inflation rose to only 1.5% across the region. The European Central Bank was pro-active in reaching a "neutral" interest rate of 4.75%. A further boost to the long-term end of the European bond markets was provided by the progress governments have made in implementing structural reforms previously viewed as impediments to growth across Europe. This government progress was especially notable in Germany.

Greek bond yields converged closer to the core European markets through the fiscal period. Greece achieved the economic criteria required to enable European Monetary Union membership as of January 2001. Denmark had divergent performance. It performed poorly during the months ahead of the referendum on EMU membership in late September. Denmark then rallied upon the acknowledgment from both domestic and international investors that its bond market offered strong fundamental value. Sweden outperformed, as strong domestic investor sentiment took yield levels lower. The Swedish economy enjoyed a period of robust economic expansion and very low inflation.

Japanese bond yields remained relatively stable through the fiscal year. The tightening of monetary policy from the "emergency rate" of 0% it had held for a decade to 0.25% did little to reduce expectations that the long-awaited economic revival may remain elusive.

________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Letter to Shareholders

Emerging debt markets performed well over the period, due to strong global growth and the general improvement in credit prospects within emerging markets. The non-government credit sector performed poorly over the first half of the fiscal year based on diminishing government supply that served to widen swap spreads. However, since June, spreads have tightened due to the reshaping of the government curve and as the spread between ten-year and thirty-year bonds normalized.

The US dollar performed well against both the euro and the yen. The dollar appreciated against the euro due to the perceived growth differentials early in the period and to the strong advantage in terms of productivity. Also underpinning the dollar were the flows of capital from Europe to the US. Coordinated central bank intervention in late September helped to steady the euro currency.

 . Global Fixed Income

From a shorter-than-benchmark duration in the latter part of 1999, we steadily moved to a longer-than-benchmark duration in the Fund and maintained that longer duration for most of the fiscal year. Given the declining yield levels at the longer end of the yield curve in many global bond markets, this strategy benefited Fund performance for most of the annual period. In recent months, longer-dated bonds in the US and Europe did not do as well as other areas of the yield curve, and so this duration positioning then detracted from Fund performance.

The Fund held positions primarily in the US and Europe in preference to Japan. Within Europe, the portfolio was overweight in Greece, Denmark and Sweden rather than the euro market and underweight in the UK. Value was added through exposure to emerging markets and through currency positioning within Europe. An overweight position in the Polish zloty was particularly beneficial. However, exposure to credit markets and an underweight position in the US dollar versus the euro caused the Fund to slightly underperform its benchmark. Global Fixed Income produced a total annual return of -5.81% as compared to -5.08% for the Salomon Smith Barney ("SSB") World Government Bond Index.

 . International Fixed Income

From a shorter-than-benchmark duration in the latter part of 1999, we steadily moved to a longer-than-benchmark duration in the Fund and maintained that longer duration for most of the fiscal year. Given the declining yield levels at the longer end of the yield curve in many global bond markets, this strategy benefited Fund performance for most of the annual period. In recent months, longer-dated bonds in Canada and Europe did not do as well as other areas of the yield curve, and so this duration positioning then detracted from Fund performance.

We maintained our preference for the European bond markets over Japan. Within Europe, we focused exposure on the Greek, Danish and Swedish markets and maintained a major position in the euro market. We underweighted the portfolio's UK position relative to the Fund's benchmark. Value was added through currency positioning within Europe, especially by an overweight position in the Polish zloty. Exposure to credit markets and an overweight position in the euro against dollar bloc currencies had a negative impact on the Fund that outweighed all of these positive strategies. International Fixed Income produced a total annual return of -10.19% as compared to -9.70% for the SSB World Government Bond Ex US Index.

--------------------------------------------------------------------------------------------------------------------------------
                                               Cumulative Total Returns               Average Annual Total Returns
                                         Past        Past      Past       Since     Past      Past      Past      Since
   Periods ended October 31, 2000      1-year     3-years   5-years   inception   1-year    3-years   5-years   inception
--------------------------------------------------------------------------------------------------------------------------------
   Global Fixed Income Institutional
      Class/1/ (inception 1/4/94)       (5.81)%     0.00%    10.15%      23.52%     (5.81)%    0.00%   1.95%       3.14%
--------------------------------------------------------------------------------------------------------------------------------
   SSB World Government Bond
     Index/2/                           (5.08)%     4.21%    12.67%      34.32%/4/  (5.08)%    1.38%   2.41%       4.41%/4/
--------------------------------------------------------------------------------------------------------------------------------
   Lipper Global Income
     Funds Average/3/                   (0.80)%     2.44%    22.16%      32.39%/4/  (0.80)%    0.70%   3.88%       4.10%/4/
--------------------------------------------------------------------------------------------------------------------------------

______________

/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
/2/ The Salomon Smith Barney ("SSB") World Government Bond Index is an unmanaged foreign securities index representing major international government bond markets. Index returns do not reflect expenses, which have been deducted from the Fund's returns.
/3/ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
/4/  Benchmark returns are for the periods beginning December 31, 1993.

________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Letter to Shareholders

Market Outlook

We believe global economic growth will slow, but that a "soft landing" will be achieved, as core inflation measures remain muted. In our view, the primary impact of higher oil prices will likely be felt on GDP growth rather than inflation, as pricing power at the final goods level has remained extremely weak. As a result, we maintain a generally positive view on the global bond markets.

The US bond market, in our view, should benefit from a slowing of growth and a loosening of the labor market. The question is whether inflation will be enough for the Federal Reserve Board to ease interest rates in an attempt to maintain growth. Also in doubt will be fiscal policy under a new administration.

In Canada, we see the potential for bond yields to outperform the US, as the inflation environment is rather favorable and the Bank of Canada is less concerned about capacity constraints than it was a few months ago. In Australia, inflation prospects are less favorable, and we expect its central bank to tighten monetary policy further, thereby constraining the performance of its bond market.

We are optimistic about the economic outlook for Euroland, as both fiscal and monetary policies are supportive for growth. However, we expect the spike in energy prices to have some impact on core inflation and therefore expect short-dated European bonds to remain volatile. Still, declining government bond supply and further structural reform should continue to underpin the longer-term end of the yield curve across Europe. Elsewhere, we maintain our favorable outlook for Sweden's and Denmark's bond markets, but we think that Greece is trading close to fair value. In the UK, moderating growth with low inflation should mean that official interest rates remain unchanged. The primary investment opportunity is likely to be in the long-term end of the yield curve, where investor interest may focus increasingly on non-government bonds rather than gilts.

In Japan, we expect bond yields to remain within their well-established trading range. However, near term, we think the market is vulnerable to supply concerns and thus may trade toward the top of the trading range. The Bank of Japan is unlikely to contemplate a further increase in interest rates until after next spring, as the nation's economic recovery is still not broad based. Fiscal policy remains the primary negative risk for the Japanese bond market.

As for credit, we see value in the US and euro credit markets at currently higher spread levels. The UK credit market may come under pressure from higher issuance in the fourth calendar quarter.

We believe that central banks have set a floor for the euro and will continue to support the currency. Therefore, looking ahead, we believe that slower US economic growth, combined with strong and steady European economic growth, will benefit the euro. As for the yen, the trade surplus is a source of ongoing support for the currency, although this is offset by expectations of likely Bank of Japan intervention. If, as we believe, consumption remains weak and there is no major disruption to US or European growth, the trade balance is unlikely to fall substantially and hence stability of the yen should be retained.

The Polish zloty remains attractive. Short-term rates have been pushed higher as a result of greater than expected inflation. Confidence remains strong that the inflation and current account profile of Poland will improve and that foreign direct investment flows will be sufficiently strong to fund the deficit.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Cumulative Total Returns                 Average Annual Total Returns
                                                 Past        Past      Past      Since      Past       Past      Past      Since
Periods ended October 31, 2000                 1-year     3-years   5-years   inception   1-year    3-years   5-years   inception
-----------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Institutional
     Class/1/(inception 3/15/94)              (10.19)%   (3.08)%     4.38%      18.97%    (10.19)%    (1.04)%   0.86%     2.65%
-----------------------------------------------------------------------------------------------------------------------------------
   SSB World Government Bond
     Ex US Index/2/                            (9.70)%   (1.16)%     3.90%      26.92%/4/  (9.70)%    (0.39)%   0.77%     3.69%/4/
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper International Income
     Funds Average/3/                          (5.23)%    1.69%     14.92%      31.01%/4/  (5.23)%     0.41%    2.57%     4.02%/4/
-----------------------------------------------------------------------------------------------------------------------------------

_______________

/1/ Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
/2/ The Salomon Smith Barney ("SSB") World Government Bond Ex US Index is an unmanaged foreign securities index representing major international government bond markets other than the United States. Index returns do not reflect expenses, which have been deducted from the Fund's returns.
/3/ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
/4/  Benchmark returns are for the periods beginning March 31, 1994.

________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Performance Comparison


GLOBAL FIXED INCOME INSTITUTIONAL CLASS/1/,
SSB WORLD GOVERNMENT BOND INDEX AND
LIPPER GLOBAL INCOME FUNDS AVERAGE
GROWTH OF A $250,000 INVESTMENT (SINCE JANUARY 4, 1994)/2/


            1/4/94    252,000    252,025    253,078
          10/31/94    246,250    258,727    238,999
          10/31/95    280,325    298,086    265,528
          10/31/96    298,900    314,085    298,167
          10/31/97    308,825    322,300    316,472
          10/31/98    341,500    362,723    329,532
          10/31/99    327,850    353,804    330,752
          10/31/00    308,800    335,874    331,454


          =====  Global Fixed Income Institutional Class $308,800

          _____  SSB World Government Bond Index $335,874

          -----  Lipper Global Income Funds Average $331,454


Average Annual Total Return for the Periods Ended October 31, 2000

One-Year (5.81)%  Three-Year 0.00%  Five-Year 1.95%  Since 1/4/94/2/ 3.14%

________________________________________________________________________________
/1/ On February 28, 2000 the Institutional Shares were renamed the Institutional Class.
/2/  The Fund's inception date.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the fund.
The SSB World Government Bond Index is an unmanaged foreign securities index representing major international government bond markets. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the category indicated.
Benchmark returns are for the period beginning December 31, 1993.

________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Performance Comparison

              INTERNATIONAL FIXED INCOME INSTITUTIONAL CLASS1,
              SSB WORLD GOVERNMENT BOND EX
              U.S INDEX, AND LIPPER INTERNATIONAL INCOME FUNDS AVERAGE GROWTH OF A $250,000 INVESTMENT (SINCE MARCH 15, 1994)2



          3/15/94     251,750    250,000    250,000
         10/31/94     248,500    265,130    252,140
         10/31/95     284,925    305,370    289,263
         10/31/96     304,375    321,994    318,789
         10/31/97     306,850    320,976    328,325
         10/31/98     343,600    362,078    358,817
         10/31/99     331,175    351,289    350,400
         10/31/00     297,425    317,226    327,525

         ====   International Fixed Income Institutional Class $297,425

         ____   SSB World Government Bond EX US Index $317,226

         ----   Lipper International Income Funds Average $327,525



Average Annual Total Return for the Periods Ended October 31, 2000

One-Year (10.19)%  Three-Year (1.04)%  Five-Year 0.86%  Since 3/15/94/2/ 2.65%

--------------------------------------------------------------------------------
/1/ On February 28, 2000 the Institutional Shares were renamed the Institutional Class.
/2/  The Fund's inception date.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the fund.
The SSB World Government Bond Ex US Index is an unmanaged foreign securities index representing major international government bond markets other than the United States. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the category indicated.
Benchmark returns are for the period beginning March 31, 1994.

________________________________________________________________________________

Global Fixed Income
--------------------------------------------------------------------------------
Schedules of Investments October 31, 2000

  Face
Amount/1/    Security                        Value

             FOREIGN BONDS - 61.77%
             CANADA - 2.56%
             Government of Canada
    320,000   5.500%, 6/1/10.............  $   204,465
                                           -----------
             DENMARK - 3.83%
             Kingdom of Denmark
  1,850,000   8.000%, 5/15/03............      222,785
    700,000   6.000%, 11/15/09...........       82,358
                                           -----------
                                               305,143
                                           -----------
             EURO - 28.06%
             Belgium Kingdom
    410,000   5.750%, 3/28/08............      353,938
             Federal Republic of Germany
    369,500   6.250%, 1/4/24.............      335,093
             Government of the
              Netherlands
    521,000   6.500%, 4/15/03............      454,172
             Government of Spain
    178,000   6.000%, 1/31/29............      153,778
             Government of France
    240,000    4.000%, 4/25/09...........      185,432
             Household Finance Corp.
    125,000   6.250%, 9/21/05............      106,188
             Republic of Italy
    510,000   6.000%, 11/1/07............      444,274
    239,000   6.000%, 5/1/31.............      204,097
                                           -----------
                                             2,236,972
                                           -----------
             GREECE - 4.26%
             Republic of Greece
 25,000,000   8.600%, 3/26/08............       72,160
105,000,000   6.300%, 1/29/09............      267,643
                                           -----------
                                               339,803
                                           -----------
             JAPAN - 18.48%
             Government of Japan
 58,000,000   0.080%, 12/22/03...........      532,165
 72,000,000   1.300%, 11/21/05...........      665,567
 35,000,000   1.500%, 3/20/19............      275,202
                                           -----------
                                             1,472,934
                                           -----------
             SWEDEN - 4.58%
             Government of Sweden
  3,700,000   5.000%, 1/28/09............      365,281
                                           -----------

Total Foreign Bonds
  (Cost $3,004,998)......................    4,924,598
                                           -----------


             UNITED STATES INVESTMENTS -.20.71%

             UNITED STATES NOTES & BONDS.- 11.20%
             US Treasury Bond
    160,000   8.125%, 8/15/19............  $   197,650
    395,000   6.500%, 11/15/26...........      422,388
             US Treasury Note
    270,000   6.000%, 8/15/09............      272,804
                                           -----------

Total US Treasury Notes & Bonds
  (Cost $869,186)........................      892,842
                                           -----------
             ASSET-BACKED SECURITIES - 9.51%
             Capital One Master Trust
    270,000   5.430%, 1/15/07............      260,169
             Erac USA Finance Company
    180,000   6.625%, 5/15/06............      168,559
             First Union Corp., Reg. D
    335,000   6.950%, 11/1/04............      330,029
                                           -----------

Total Asset-Backed Securities
  (Cost $773,717)........................      758,757
                                           -----------

Total United States Investments
  (Cost $1,642,903)......................    1,651,599
                                           -----------
             SOVEREIGN EMERGING
             MARKETS BONDS - 8.14%

             BRAZIL - 2.16%
             Republic of Brazil
USD  88,000   7.625%, 4/15/06............       80,197
USD 123,141   8.000%, 4/15/14............       91,957
                                           -----------
                                               172,154
                                           -----------
             COLUMBIA - 0.60%
             Republic of Columbia
USD  60,000   9.750%, 4/23/09............       48,000
                                           -----------
             MEXICO - 1.47%
             United Mexican States,
USD 735,000   0.000%, 6/30/03/2/.........           --
USD 100,000   11.500%, 5/15/26...........      117,250
                                           -----------
                                               117,250
                                           -----------
             NETHERLANDS - 0.92%
             Koninklijke KPN NV
USD  75,000   8.000%, 10/1/10............       73,634
                                           -----------
             QATAR - 1.21%
             State of Qatar, Reg. S
USD 100,000   9.750%, 6/15/30............       96,157
                                           -----------
             RUSSIA - 1.78%
             Russian Federation, Reg. S
USD 180,000   8.750%, 7/24/05............      141,525
                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Fixed Income
--------------------------------------------------------------------------------

Schedules of Investments October 31, 2000

        Security.........................     Value

Total Sovereign Emerging Market Bonds
  (Cost $630,670)........................  $   648,720
                                           -----------

Total Investments
  (Cost $7,527,382)..........  90.62%        7,224,917
Other Assets in Excess
    of Liabilities...........   9.38           747,541
                              ------       -----------
Total Net Assets............. 100.00%      $ 7,972,458
                              ======       ===========

______________________________________________________
/1/ In local currency unless otherwise indicated.
/2/ Non income producing security.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

International Fixed Income
--------------------------------------------------------------------------------
Schedules of Investments October 31, 2000

  Face
Amount/1/    Security                         Value

             FOREIGN BONDS - 88.70%

             CANADA - 6.63%
             Government of Canada
  3,130,000   5.500%, 6/1/10.............. $ 1,999,921
  1,350,000   5.750%, 6/1/29..............     893,077
                                           -----------
                                             2,892,998
                                           -----------
             DENMARK - 3.57%
             Kingdom of Denmark
  9,540,000   7.000%, 12/15/04............   1,145,944
  3,500,000   6.000%, 11/15/09............     411,790
                                           -----------
                                             1,557,734
                                           -----------
             EURO - 43.19%
             Belgium Kingdom
  2,220,000   7.250%, 4/29/04.............   1,993,606
             Federal Republic of Germany
  2,080,000   6.500%, 10/14/05............   1,862,308
  1,980,000   5.250%, 1/4/08..............   1,680,762
  1,900,000   3.750%, 1/4/09..............   1,458,292
  2,180,324   6.250%, 1/4/24..............   1,977,295
             Government of the
              Netherlands
  2,250,000   6.000%, 1/15/06.............   1,968,077
             Government of Spain
  1,000,000   6.000%, 1/31/08.............     870,383
  1,224,000   6.000%, 1/31/29.............   1,057,441
             Government of France
  1,540,000   5.250%, 4/25/08.............   1,302,246
    850,000   4.000%, 4/25/09.............     656,739
             Household Finance Corp.
  1,900,000   5.125%, 6/24/09.............   1,454,188
             Republic of Italy
  1,030,000   5.75%, 9/15/02..............     880,741
  1,021,000   6.000%, 5/1/31..............     871,895
             Standard Chartered Cap Trust
  1,000,000   8.160%, 3/29/49.............     819,381
                                           -----------
                                            18,853,354
                                           -----------
             GREECE - 3.96%
             Republic of Greece
254,000,000   8.600%, 3/26/08............. $   733,144
390,000,000   6.300%, 1/29/09.............     994,102
                                           -----------
                                             1,727,246
                                           -----------
             JAPAN - 24.58%
             Government of Japan
 70,000,000   0.900%, 2/20/04.............     644,167
635,000,000   0.800%, 5/20/05.............   5,757,359
215,000,000   1.300%, 11/21/05............   1,984,261
137,000,000   1.500%, 3/20/19.............   1,080,898
161,000,000   1.500%, 3/20/19.............   1,265,031
                                           -----------
                                            10,731,716
                                           -----------
             SWEDEN - 4.70%
             Government of Sweden
 20,800,000   5.000%, 1/28/09.............   2,053,470
                                           -----------
             UNITED KINGDOM - 2.07%
             Abbey National
    620,000   7.500%, 9/28/10.............     905,360
                                           -----------

Total Foreign Bonds
  (Cost $41,089,802)......................  38,721,878
                                           -----------

Total Investments
  (Cost $41,089,802).............  88.70%   38,721,878
                                  ------   -----------
Other Assets in Excess
  of Liabilities.................  11.30     4,935,163
                                  ------   -----------
Total Net Assets................. 100.00%  $43,657,041
                                  ======   ===========

______________________________________________________
/1/ In local currency unless otherwise indicated.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities October 31, 2000

                                                                                                       Global        International
                                                                                                        Fixed                Fixed
                                                                                                       Income               Income
Assets
   Investment at value/1/....................................................................     $ 7,224,917          $38,721,878
   Cash......................................................................................         366,331            1,124,965
   Foreign currency/1/.......................................................................         312,021            2,327,895
   Receivable for capital shares sold........................................................             123               47,718
   Receivable for securities sold............................................................          76,184            2,670,906
   Interest receivable.......................................................................         173,077              973,212
   Due from advisor..........................................................................           1,174                3,149
   Net unrealized appreciation on forward currency contracts.................................          52,145              673,702
                                                                                                  -----------          -----------
Total Assets.................................................................................       8,205,972           46,543,425
                                                                                                  -----------          -----------
Liabilities
   Payable for securities purchased..........................................................          82,081            2,152,461
   Payable for capital shares purchased......................................................          49,033                   --
   Due to administrator......................................................................           5,675               18,799
   Due to custodian..........................................................................          14,965               16,980
   Net unrealized depreciation on forward foreign
     currency contracts......................................................................          55,604              673,672
   Accrued expenses and other................................................................          26,156               24,472
                                                                                                  -----------          -----------
Total Liabilities............................................................................         233,514            2,886,384
                                                                                                  -----------          -----------
Net Assets...................................................................................     $ 7,972,458          $43,657,041
                                                                                                  ===========          ===========

Composition of Net Assets
   Paid-in capital...........................................................................     $10,587,770          $46,624,688
   Undistributed net investment loss.........................................................          (3,276)             (39,144)
   Accumulated net realized loss from investments and foreign
     currency transactions...................................................................      (2,297,624)            (531,405)
   Net unrealized depreciation on investments and
     foreign currencies......................................................................        (314,412)          (2,397,098)
                                                                                                  -----------          -----------
Net Assets...................................................................................     $ 7,972,458          $43,657,041
                                                                                                  ===========          ===========
Shares Outstanding ($0.001 par value per share, unlimited
   number of shares of beneficial interest authorized).......................................         957,231            5,117,455
                                                                                                  ===========          ===========
Net Asset Value,Offering and Redemption Price Per Share
   (net assets divided by shares outstanding)
   Institutional Class/2/....................................................................     $      8.33          $      8.53
                                                                                                  ===========          ===========

--------------------------------------------------------------------------------
/1/ Cost of Investments and Foreign Currency     Investments    Foreign Currency
    -----------------------------------------    -----------    ----------------
    Global Fixed Income Fund...................  $ 7,527,382      $   313,809
    International Fixed Income Fund............   41,089,802        2,327,125
/2/ On February 28, 2000 the Institutional Shares were renamed the Institutional
    Class.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Statements of Operations For the year ended October 31, 2000

                                                                                           Global         International
                                                                                            Fixed                 Fixed
                                                                                           Income                Income
Investment Income
  Interest........................................................................    $   713,399         $   2,215,678
  Less: Foreign taxes withheld....................................................         (4,674)               (5,074)
                                                                                      -----------         -------------
Total Investment Income...........................................................        708,725             2,210,604
                                                                                      -----------         -------------

Expenses
  Investment advisory fee.........................................................         90,560               256,909
  Administration fees.............................................................         45,280               128,454
  Custody fee.....................................................................         59,184                71,247
  Professional fees...............................................................         59,202                61,693
  Registration and filing fees....................................................         17,301                12,955
  Printing fees...................................................................         14,369                 9,989
  Interest expense................................................................         10,699                 8,929
  Trustees' fees..................................................................          6,075                 6,314
  Miscellaneous...................................................................          2,051                    --
                                                                                      -----------         -------------
Total Expenses....................................................................        304,721               556,490
                                                                                      -----------         -------------
Less: Fee Waivers or Expense Reimbursements.......................................       (185,349)             (272,190)
                                                                                      -----------         -------------
Net Expenses......................................................................        119,372               284,300
                                                                                      -----------         -------------
Net Investment Income.............................................................        589,353             1,926,304
                                                                                      -----------         -------------

Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency Transactions
  Net realized loss from:
   Investment transactions........................................................     (1,254,319)             (476,554)
   Foreign currency transactions..................................................     (2,194,252)           (4,502,524)
  Net change in unrealized appreciation/depreciation of:
   Investments....................................................................      1,917,588            (1,987,811)
   Foreign currencies.............................................................       (240,419)             (283,117)
                                                                                      -----------         -------------
Net Realized and Unrealized Loss on Investments and
  Foreign Currencies..............................................................     (1,771,402)           (7,250,006)
                                                                                      -----------         -------------
Net Decrease in Net Assets from Operations........................................    $(1,182,049)        $  (5,323,702)
                                                                                      ===========         =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                                      International
                                                                   Global Fixed Income                  Fixed Income
                                                                                     For the years ended October 31,
                                                                2000            1999            2000            1999
Increase (Decrease) in Net Assets
  from Operations
  Net investment income..............................   $    589,353    $  3,729,038    $  1,926,304    $    803,217
  Net realized gain (loss) on investment and
   foreign currency transactions.....................     (3,448,571)     (1,187,881)     (4,979,078)        154,264
  Net change in unrealized appreciation/
   depreciation on investments and
   foreign currencies................................      1,677,169      (4,901,381)     (2,270,928)     (1,213,006)
                                                        ------------    ------------    ------------   -------------
Net Decrease in Net Assets from Operations...........     (1,182,049)     (2,360,224)     (5,323,702)       (255,525)
                                                        ------------    ------------    ------------   -------------
Distributions to Shareholders:
  Institutional Class:/1/
   Net investment income.............................     (2,888,699)     (3,729,333)     (1,140,075)       (884,825)
   Return of capital.................................       (761,556)             --        (365,008)             --
   Net realized gain from investment
   transactions......................................             --      (2,677,667)             --        (656,245)
                                                        ------------    ------------    ------------   -------------
Total Distributions..................................     (3,650,255)     (6,407,000)     (1,505,083)     (1,541,070)
                                                        ------------    ------------    ------------   -------------

Capital Share Transactions:
  Institutional Class:/1/
   Proceeds from sales of shares.....................        786,551       4,360,407       5,587,539      41,101,893
   Dividend reinvestments............................      2,530,131       4,933,778       1,259,549       1,124,046
   Cost of shares redeemed...........................    (42,731,555)     (6,728,948)    (12,357,964)     (3,953,447)
                                                        ------------    ------------    ------------   -------------
  Increase (decrease) in net assets
   from capital share transactions...................    (39,414,873)      2,565,237      (5,510,876)     38,272,492
                                                        ------------    ------------    ------------   -------------
Total Increase/(Decrease) in Net Assets..............    (44,247,177)     (6,201,987)    (12,339,661)     36,475,897
Net Assets
  Beginning of year..................................     52,219,635      58,421,622      55,996,702      19,520,805
                                                        ------------    ------------    ------------   -------------
  End of year........................................   $  7,972,458    $ 52,219,635    $ 43,657,041   $  55,996,702
                                                        ============    ============    ============   =============
----------------------------------------------------------------------------------------------------------------------------

/1/ On February 28, 2000 the Institutional Shares were renamed the Institutional
    Class.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Financial Highlights


GLOBAL FIXED INCOME INSTITUTIONAL CLASS/1/

                                                                                  For the years ended October 31,
                                                             2000        1999        1998        1997        1996
Per Share Operating Performance:
Net Asset Value, Beginning of Period.................   $    9.72   $   11.36   $   10.84   $   11.26   $   10.99
                                                        ---------   ---------   ---------   ---------   ---------
Income from Investment Operations:
  Net investment income..............................          --        0.68        0.63        0.35        0.59
  Net realized and unrealized gain (loss) on
   investments and foreign currencies................       (0.52)      (1.07)       0.45        0.01        0.12
                                                        ---------   ---------   ---------   ---------   ---------
Total from Investment Operations.....................       (0.52)      (0.39)       1.08        0.36        0.71
                                                        ---------   ---------   ---------   ---------   ---------
Distributions to Shareholders:
  Net investment income..............................       (0.87)      (0.73)      (0.34)      (0.50)      (0.37)
  Realized capital gain from investment
   transactions......................................          --       (0.52)      (0.22)      (0.28)      (0.07)
                                                        ---------   ---------   ---------   ---------   ---------
  Total distributions................................       (0.87)      (1.25)      (0.56)      (0.78)      (0.44)
                                                        ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period.......................   $    8.33   $    9.72   $   11.36   $   10.84   $   11.26
                                                        =========   =========   =========   =========   =========

Total Investment Return..............................       (5.81)%     (3.91)%     10.58 %      3.34 %      6.60 %
Supplemental Data and Ratios:
Net Assets at End of Period (000 Omitted)............   $   7,972   $  52,220   $  58,422   $  42,180   $ 149,917
Ratio of Expenses to Average Net Assets
  (Including Expense Limitations
  and Including Interest Expense)....................        0.66%         -- %        -- %        -- %        -- %
Ratio of Expenses to Average Net Assets
  (Excluding Expense Limitations
  and Including Interest Expense)....................        1.68%       1.13 %      0.77 %      0.77 %      0.79 %
Ratio of Expenses to Average Net Assets
  (Including Expense Limitations and
  Excluding Interest Expense)........................        0.60%       0.60 %      0.60 %      0.65 %      0.75 %
Ratio of Net Investment Income to Average
  Net Assets.........................................        3.25%       6.67 %      4.82 %      5.30 %      5.39 %
Ratio of Net Investment Income to Average
  Net Assets (Excluding Expense Limitations).........        2.23%       6.14 %      4.65 %      5.18 %      5.35 %
Portfolio Turnover...................................         181%        161 %       182 %       179 %       223 %
----------------------------------------------------------------------------------------------------------------------

/1/ On February 28, 2000 the Institutional Shares were renamed the Institutional Class.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Financial Highlights

INTERNATIONAL FIXED INCOME INSTITUTIONAL CLASS/1/



                                                                               For the years ended October 31,

                                                            2000        1999       1998      1997      1996
Per Share Operating Performance:
Net Asset Value, Beginning of Period..............     $    9.76       $ 10.95   $ 10.16   $ 11.30   $ 11.34
                                                        --------       -------   -------   -------   -------
Income from Investment Operations:
 Net investment of income.........................          0.36          0.21      0.51      0.20      0.86
 Net realized and unrealized gain (loss) on
  investments and foreign currencies..............         (1.33)        (0.56)     0.65     (0.11)    (0.12)
                                                        --------       -------   -------   -------   -------
Total from Investment Operations..................         (0.97)        (0.35)     1.16      0.09      0.74
                                                        --------       -------   -------   -------   -------
Distributions to Shareholders:
 Net investment income............................         (0.26)        (0.48)    (0.27)    (0.64)    (0.66)
 Realized capital gain from investment
  transactions....................................            --         (0.36)    (0.10)    (0.59)    (0.12)
                                                        --------       -------   -------   -------   -------
 Total distributions..............................         (0.26)        (0.84)    (0.37)    (1.23)    (0.78)
                                                        --------       -------   -------   -------   -------
Net Asset Value, End of Period....................     $    8.53       $  9.76   $ 10.95   $ 10.16   $ 11.30
                                                        ========       =======   =======   =======   =======

Total Investment Return...........................        (10.19)%       (3.53)%   11.87%     0.82%     6.82%
Supplemental Data and Ratios:
Net Assets at End of Period (000 Omitted).........     $  43,657       $55,997   $19,521   $27,937   $21,155
Ratio of Expenses to Average Net Assets
 (Including Expenses Limitations
 and Including Interest Expense)..................          0.55%           --%       --%       --%       --%
Ratio of Expenses to Average Net Assets
 (Excluding Expense Limitations
 and Including Interest Expense)..................          1.08%         1.70%     1.08%     1.06%     1.03%
Ratio of Expenses to Average Net Assets
 (Including Expenses Limitations and
 Excluding Interest Expense)......................          0.55%         0.55%     0.57%     0.65%     0.75%
Ratio of Net Investment Income to Average
 Net Assets.......................................          3.75%         3.53%     4.36%     5.00%     5.41%
Ratio of Net Investment Income to Average
 Net Assets (Excluding Expense Limitations).......          3.22%         2.38%     3.85%     4.59%     5.13%
Portfolio Turnover................................           181%          140%      181%      174%      235%

--------------------------------------------------------------------------------
/1/On February 28, 2000 the Institutional Shares were renamed the
Institutional Class.




See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A. Morgan Grenfell Investment Trust (the "Trust") was organized as a Delaware business trust on September 13, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of fifteen separate investment portfolios (collectively, the "Funds"). The accompanying financial statements and notes thereto relate to Global Fixed Income and International Fixed Income (the "Funds"), formerly Morgan Grenfell Global Fixed Income Fund and Morgan Grenfell International Fixed Income Fund, respectively. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

B. Valuation of Securities

Each Fund's investments listed or traded on national stock exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when each Fund's assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Securities Transactions and Interest Income

Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Distributions

It is each Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund are made annually to the extent they exceed capital loss carryforwards.

E. Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's investment adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the respective Fund's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the respective Fund requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the respective Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

Each Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. Foreign Currency Transactions

The books and records of the Trust are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The International Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The International Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.


________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Notes to Financial Statements

The International Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

G. Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Fund's investments. The net US dollar value of foreign currency underlying all contractual commitments held by each Fund and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

H. Federal Income Taxes

It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of October 31, 2000 have been primarily attributable to return of capital allocations, net operating losses, and foreign currency transactions, and have been reclassified to the following accounts.

                           Undistributed       Accumulated
                          Net Investment      Net Realized         Paid-In
                           Income (Loss)    Gains (Losses)         Capital
                          --------------    --------------    ------------
International Fixed
  Income Fund                ($1,352,818)       $4,502,524     ($3,149,706)
Global Fixed Income
  Fund                           347,348         2,194,253      (2,541,601)

The International Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated and/or capital gains realized on sale of such investments. The International Funds accrue such taxes when the related income is or gains are earned.

Global Fixed Income has capital loss carryovers of $975,149 and $1,314,617, expiring October 31, 2007 and October 31, 2008, respectively.

International Fixed Income has capital loss carryovers of $43,169 and $51,251, expiring October 31, 2007 and October 31, 2008, respectively.

I. Cash

Deposits held at Brown Brother's Harriman ("BBH"), the Fund's custodian, in a variable rate account are classified as cash. At October 31, 2000 the interest rate was 6.03%, which resets on a periodic basis. Amounts on deposit are generally available on the same business day.

J. Expenses

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. DeAM absorbed all expenses of organizing the Trust.

K. Net Asset Value Per Share

The net asset value per share is calculated on a daily basis by dividing the assets of each Fund or Class, less its liabilities, by the number of outstanding shares, of the Fund or Class.

L. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

By an agreement dated August 27, 1998, the Trust entered into an administration agreement with Deutsche Asset Management, Inc. ("DeAM, Inc."), formerly Morgan Grenfell, Inc. (the "Administrator"), an affiliate of


________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Notes to Financial Statements

Deutsche BankAG, pursuant to which the Administrator will receive on a monthly basis a fee at an annual rate of 0.25% based on the average daily net assets of each Fund.

The Administrator generally assists in all matters relating to the administration of the Funds, including the coordination and monitoring of any third parties furnishing services to the Funds, preparation and maintenance of financial accounting records, and the provision of necessary office space, equipment and personnel to perform administrative and clerical functions. The Administrator is also responsible for engaging an accounting agent, custodian and transfer agent for the Fund's operations. Fees for services rendered by the accounting agent and the transfer agent are paid by the Administrator and not the Fund. Effective November 22, 1999 the Trust has entered into an agreement with Investment CompanyCapital Corp. ("ICCC"), an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust, replacing DST Systems, Inc.

Under the advisory agreement with the Trust, Deutsche Asset Management Investment Services Ltd. (DeAMIS") is the Adviser to these Funds. Under the agreement, DeAMIS receives on a monthly basis, a fee at an annual rate based on the average daily net assets of each Fund as follows:

Global Fixed Income                               0.50%
International Fixed Income                        0.50%

The Adviser has contractually agreed to reduce their advisory fees and reimburse each Fund through February 28, 2002, to the extent necessary, to limit each Fund's operating expenses to a specified percentage of its average daily net assets as follows:

Global Fixed Income                               0.60%
International Fixed Income                        0.55%

Certain officers and/or Trustees of the Trust are affiliated with the Administrator or the Advisers. These people are not compensated by the Trust for serving in this capacity.

ICC Distributors, Inc., a non-affiliated company, provides distribution services to the Fund.

On October 31, 2000 the Funds were participants in a revolving credit facility with Fleet National Bank in the amount of $50,000,000, which expires on February 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. During the year ended October 31, 2000, the participating Funds incurred commitment fees under the agreement which have been allocated to each fund based on their relative net assets. The following is a summary of borrowings made during the year ended October 31, 2000:

                                          Weighted                Weighted
                             Maximum       Average                 Average
                              Amount       Balance    Interest    Interest
                            Borrowed   Outstanding        Paid        Rate
                            --------   -----------    --------    --------
Global Fixed Income       $7,320,000    $1,995,138     $10,699       5.45%
International Fixed
  Income                   4,790,000     2,359,222       8,929       7.70%

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2000, were as follows:

                                                 Purchases             Sales
                                                 ---------             -----
Global Fixed Income                            $31,195,208       $68,501,009
International Fixed Income                      85,417,740        82,851,225

For federal income tax purposes, the tax basis of investments held, aggregate gross unrealized appreciation and aggregate gross unrealized depreciation for all investments were as follows on October 31, 2000:

                                          Tax       Unrealized      Unrealized
                                         Cost     Appreciation    Depreciation
                                         ----     ------------    ------------
Global Fixed Income                 7,535,240          $67,319      $  377,642
International Fixed Income         41,532,331           86,410       2,896,863


________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------

Notes to Financial Statements

Note 4--Capital Share Transactions

At October 31, 2000, there were an unlimited number of shares authorized. Transactions in shares during the year were as follows:

                                                                Year Ended                       Year Ended
                                                          October 31, 2000                 October 31, 1999
                                             -----------------------------       --------------------------
                                                  Shares            Amount           Shares          Amount
                                             -----------      ------------       ----------     -----------
Global Fixed Income
Shares Sold                                       85,018      $    786,551          441,783     $ 4,360,407
Reinvestment of Distributions                    286,538         2,530,131          485,608       4,933,778
Shares Redeemed                               (4,782,344)      (42,731,555)        (701,109)     (6,728,948)
                                             -----------      ------------       ----------     -----------
Increase (Decrease) in Capital Shares         (4,410,788)     $(39,414,873)         226,282     $ 2,565,237
                                             ===========      ============       ==========     ===========

International Fixed Income
Shares Sold                                      622,553      $  5,587,539        4,246,787     $41,101,893
Reinvestment of Distributions                    133,568         1,259,549          110,092       1,124,046
Shares Redeemed                               (1,377,309)      (12,357,964)        (401,212)     (3,953,447)
                                             -----------      ------------       ----------     -----------
Increase (Decrease) in Capital Shares           (621,188)     $ (5,510,876)       3,955,667     $38,272,492
                                             ===========      ============       ==========     ===========

Note 5--Open Forward Foreign Currency Contracts

On October 31, 2000, the Global Fixed Income Fund had the following open forward foreign currency contracts outstanding:

                                                                                                      Net Unrealized
                                                                                                        Appreciation
                                                                                          Contract    (Depreciation)
Contracts to Deliver                        In Exchange For       Settlement Date    Value (U.S.$)           (U.S.$)
---------------------------------------------------------------------------------------------------------------------
Sales
---------------------------------------------------------------------------------------------------------------------
Canadian Dollar            350,000      US Dollar      233,639         11/22/2000          229,237         $  4,401
Euro                       390,000      US Dollar      341,055         11/22/2000          331,303            9,752
Euro                       280,000      US Dollar      243,776         11/22/2000          237,859            5,918
Euro                       140,000      US Dollar      119,732         11/22/2000          118,929              802
Euro                       150,000      US Dollar      132,765         11/22/2000          127,424            5,341
Euro                       250,000      US Dollar      210,508         11/22/2000          212,374           (1,866)
Euro                       100,000      US Dollar       85,334         11/22/2000           84,950              384
Japanese Yen            13,000,000      US Dollar      123,774         11/22/2000          119,555            4,219
Japanese Yen            15,250,000      US Dollar      143,066         11/22/2000          140,247            2,819
Polish New Zloty         1,100,000      US Dollar      239,965         11/22/2000          235,031            4,934
Swedish Krona            3,800,000      US Dollar      388,548         11/22/2000          380,889            7,659
---------------------------------------------------------------------------------------------------------------------
                                                                                       Total Sales           44,363
---------------------------------------------------------------------------------------------------------------------
Purchases
---------------------------------------------------------------------------------------------------------------------
Canadian Dollar            405,000      US Dollar      274,019         11/22/2000          265,260           (8,759)
Euro                       120,000      US Dollar      104,400         11/22/2000          101,939           (2,461)
Euro                        90,000      US Dollar       80,105         11/22/2000           76,455           (3,650)
Euro                       350,000      US Dollar      307,188         11/22/2000          297,323           (9,865)
Euro                       500,000      US Dollar      435,945         11/22/2000          424,748          (11,197)
Euro                        75,000      US Dollar       62,118         11/22/2000           63,712            1,594
Japanese Yen             5,000,000      US Dollar       46,555         11/22/2000           45,983             (572)
Japanese Yen            23,000,000      US Dollar      215,618         11/22/2000          211,520           (4,098)
Japanese Yen            12,900,000      US Dollar      119,081         11/22/2000          118,635             (445)
Polish New Zloty         1,100,000      US Dollar      242,558         11/22/2000          235,031           (7,527)
Polish New Zloty         1,100,000      US Dollar      240,196         11/22/2000          235,031           (5,164)
British Pound              315,000      US Dollar      452,876         11/22/2000          457,198            4,322
---------------------------------------------------------------------------------------------------------------------
                                                                                   Total Purchases          (47,822)
---------------------------------------------------------------------------------------------------------------------
                                                                       Net Unrealized Depreciation         $ (3,459)
---------------------------------------------------------------------------------------------------------------------


________________________________________________________________________________

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Notes to Financial Statements

Note 5--Continued
On October 31, 2000, the International Fixed Income Fund had the following open forward foreign currency contracts outstanding:

                                                                                                                    Net Unrealized
                                                                                                                     Appreciation
                                                                                                       Contract     (Depreciation)
Contracts to Deliver                           In Exchange For           Settlement Date          Value (U.S.$)            (U.S.$)
----------------------------------------------------------------------------------------------------------------------------------
Sales
----------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar        1,750,000           US Dollar        1,178,292       11/28/2000             1,146,335           $  31,957
Canadian Dollar          450,000           US Dollar          302,684       11/28/2000               294,772               7,912
Canadian Dollar        2,300,000           US Dollar        1,535,534       11/28/2000             1,506,612              28,922
Canadian Dollar        2,200,000           US Dollar        1,471,572       11/28/2000             1,441,107              30,465
Canadian Dollar          850,000           US Dollar          569,705       11/28/2000               556,791              12,914
Danish Krone           3,700,000           US Dollar          436,743       11/28/2000               422,213              14,530
Euro                   5,850,000           US Dollar        5,227,560       11/28/2000             4,970,969             256,591
Euro                     520,000           US Dollar          470,808       11/28/2000               441,864              28,944
Euro                     750,000           US Dollar          664,050       11/28/2000               637,304              26,746
Euro                   1,300,000           US Dollar        1,095,263       11/28/2000             1,104,660              (9,397)
Euro                   1,300,000           US Dollar        1,094,938       11/28/2000             1,104,660              (9,722)
Euro                   1,300,000           US Dollar        1,094,938       11/28/2000             1,104,660              (9,722)
Japanese Yen          47,000,000           US Dollar          450,127       11/28/2000               432,727              17,400
Japanese Yen         200,000,000           US Dollar        1,915,434       11/28/2000             1,841,391              74,042
Japanese Yen          90,000,000           US Dollar          845,118       11/28/2000               828,626              16,492
Polish New Zloty       2,300,000           US Dollar          505,884       11/28/2000               490,359              15,525
Polish New Zloty       2,300,000           US Dollar          519,481       11/28/2000               490,359              29,122
Polish New Zloty       6,500,000           US Dollar        1,415,166       11/28/2000             1,385,797              29,369
Swedish Krona         21,190,000           US Dollar        2,167,553       11/28/2000             2,125,046              42,507
British Pound            480,000           US Dollar          699,552       11/28/2000               696,757               2,795
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Total Sales             637,392
----------------------------------------------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar          300,000           US Dollar          203,652       11/28/2000               196,515              (7,138)
Canadian Dollar          650,000           US Dollar          440,723       11/28/2000               425,782             (14,941)
Canadian Dollar        1,000,000           US Dollar          677,645       11/28/2000               655,049             (22,596)
Canadian Dollar        1,800,000           US Dollar        1,187,884       11/28/2000             1,179,088              (8,796)
Canadian Dollar        1,500,000           US Dollar          990,099       11/28/2000               982,573              (7,526)
Danish Krone           3,700,000           US Dollar          420,550       11/28/2000               422,213               1,663
Euro                   1,200,000           US Dollar        1,086,480       11/28/2000             1,019,686             (66,794)
Euro                     576,427           US Dollar          519,481       11/28/2000               489,812             (29,669)
Euro                     750,000           US Dollar          654,975       11/28/2000               637,304             (17,671)
Euro                     750,000           US Dollar          652,725       11/28/2000               637,304             (15,421)
Euro                     300,000           US Dollar          259,560       11/28/2000               254,921              (4,639)
Euro                   1,500,000           US Dollar        1,316,895       11/28/2000             1,274,607             (42,288)
Euro                   2,450,000           US Dollar        2,136,768       11/28/2000             2,081,859             (54,909)
Euro                     350,000           US Dollar          303,240       11/28/2000               297,408              (5,832)
Japanese Yen         501,500,000           US Dollar        4,795,831       11/28/2000             4,617,288            (178,542)
Japanese Yen          84,000,000           US Dollar          788,214       11/28/2000               773,384             (14,830)
Japanese Yen          61,500,000           US Dollar          568,287       11/28/2000               566,228              (2,059)
Japanese Yen          45,000,000           US Dollar          421,388       11/28/2000               414,313              (7,075)
Japanese Yen         190,000,000           US Dollar        1,756,007       11/28/2000             1,749,322              (6,686)
Polish New Zloty      11,100,000           US Dollar        2,462,016       11/28/2000             2,366,515             (95,501)
Polish New Zloty       6,000,000           US Dollar        1,307,474       11/28/2000             1,279,197             (28,277)
British Pound          1,200,000           US Dollar        1,755,540       11/28/2000             1,741,899             (13,641)
British Pound          1,040,000           US Dollar        1,503,840       11/28/2000             1,509,646               5,806
----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total Purchases            (637,362)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Net Unrealized Appreciation           $      30
----------------------------------------------------------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Notes to Financial Statements

Note 6--Concentration of Risks

Each Fund invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
Report of Independent Accountants

To the Board of Trustees of Morgan Grenfell Investment Trust and Shareholders of Global Fixed Income and International Fixed Income:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Fixed Income and the Global Fixed Income (two of the funds comprising the Morgan Grenfell Investment Trust, hereafter referred to as the "Funds") at October 31, 2000, the results each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 20, 2000

--------------------------------------------------------------------------------
Tax Information (Unaudited) For the Tax Year Ended October 31, 2000

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made by the Global Fixed Income Fund during the fiscal year ended October 31, 2000, 2.74%, has been derived from investments in U.S. Government and Agency Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Global Fixed Income                                         CUSIP #61735K208
International Fixed Income                                  61735K505
Morgan Grenfell Investment Trust                            INTLFIANN (10/00)

Distributed by:
ICC Distributors, Inc.